Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Amounts Pledged as Collateral for Borrowings and for Other Purposes
The following amounts, by balance sheet classification, have been pledged as collateral for
borrowings and for other purposes at March 31, 2022 and 2023:

	2022	2023

	(in billions of yen)
Interest-bearing deposits in other banks	75	92
Trading account assets	5,426	7,830
Investments	8,091	12,452
Loans	9,056	8,715
Other assets	3,023	2,059

Total	25,671	31,148

Associated Liabilities Collateralized by Pledged Assets
The associated liabilities collateralized by the above assets at March 31, 2022 and 2023 are summarized below:

	2022	2023

	(in billions of yen)
Deposits	910	988
Payables under repurchase agreements	5,864	10,542
Payables under securities lending transactions	645	721
Other short-term borrowings	5,113	1,003
Long-term debt	542	2,173

Total	13,074	15,427